Financial Liabilities At Amortised Cost - Other Financial Liabilities (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Other Financial Liabilities [Abstract]
Obligations for financing of purchases	[1]	$ 281,206,479	$ 257,172,322
Funds collected under AFIP´s instructions		73,877,385	14,575,775
Collections and other transactions on behalf of third parties		40,802,915	26,246,841
Lease liabilities (See Notes 2.3.8 and 39)		23,508,830	12,850,898
Creditors for spot transactions pending settlement		1,108,960	20,427,763
Accrued commissions payable		12,852	127,187
Others		27,741,029	37,404,644
TOTAL		$ 448,258,450	$ 368,805,430

[1]	Includes payables to merchants acquirers as a result of purchases made by the holders of the Bank’s credit cards.